Reserves- Schedule of Long-Term Care Revenue and Interest Recognized in the Statements of Operations (Details) - Long-term care - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Gross premiums	$ 1.5	$ 1.7	$ 1.9
Interest expense (original discount rate)	$ 5.6	$ 4.7	$ 5.1